Significant Events - Changes in Internal Capitalization of U.S. Entities (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	[1]	$ (41)	$ 50	$ 18

[1]	(5) Net of income tax of nil for the year ended Dec. 31, 2018 (2017 - 2 million expense, 2016 - 5 million expense).